TAXES (Tables)	12 Months Ended
Mar. 31, 2026
TAXES
Schedule of components of income tax provision

	For the years ended March 31,
	2026	2025	2024
Current tax provision:
Cayman Islands	$—	$—	$—
Hong Kong	—	—	—
China	1,019,468	741,705	516,611
	1,019,468	741,705	516,611
Deferred tax provision:
Cayman Islands	—	—	—
Hong Kong	—	—	—
China	29,711	(64,284)	21,160
	29,711	(64,284)	21,160
Income tax provision	$1,049,179	$677,421	$537,771

Schedule of income tax rate reconciliation

	For the years ended March 31,
	2026	2025	2024
Statutory income tax rate	25.0%	25.0%	25.0%
Effect of tax holiday and preferential tax rate	(8.2)%	(8.3)%	(8.5)%
Effect of adjustment of prior year overpaid income tax	(5.8)%	(4.8)%	(6.5)%
Effect of non-deductible expense	0.1%	0.1%	0.5%
Effect of credit loss	0.1%	0.7%	(0.4)%
Stock-based compensation	11.8%	0.0%	0.0%
Research and development tax credit	(1.3)%	(1.1)%	(0.9)%
Non-PRC entities not subject to PRC tax	3.6%	3.7%	1.2%
Unrecognized operating loss carryforwards	1.9%	(0.9)%	0.6%
Effective income tax rate	27.2%	14.4%	10.5%

Schedule of company's deferred tax assets

	As of March 31,
	2026	2025
Deferred tax assets:
Net operating loss carry-forwards	$—	$31,579
Allowance for estimated credit loss	117,091	108,798
Total	117,091	140,377
Valuation allowance	—	—
Total deferred tax assets	$117,091	140,377

Schedule of taxes payable

	As of March 31,
	2026	2025
Income tax payable	$4,470,910	$3,260,835
Value added tax payable	11,203	9,441
Other taxes payable	4,813	4,605
Total taxes payable	$4,486,926	$3,274,881